Long-Term Debt - Carrying Value of Long Term Debt Instruments (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [Line Items]
Long-term debt	$ 6,164		$ 4,543
3.050% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Aug. 27, 2020
Maturity date	Aug. 27, 2060
Par value		$ 1,155
Long-term debt	$ 1,460
4.70% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Jun. 23, 2016
Maturity date	Jun. 23, 2046
Par value		1,000
Long-term debt	$ 1,265		1,290
5.375% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2046
Par value		750
Long-term debt	$ 943		962
2.396% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Jun. 01, 2020
Maturity date	Jun. 01, 2027
Par value		200
Long-term debt	$ 254
2.484% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	May 19, 2020
Maturity date	May 19, 2027
Par value		500
Long-term debt	$ 632
3.527% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Dec. 02, 2016
Maturity date	Dec. 02, 2026
Par value		270
Long-term debt	$ 343		350
4.150% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2026
Par value		1,000
Long-term debt	$ 1,267		1,292
4.90% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Issue date	Sep. 17, 2010
Maturity date	Sep. 17, 2020
Par value		$ 500
Long-term debt	$ 0		$ 649